SCHEDULE OF CONTINGENT CONSIDERATION (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Vital Intelligence Acquisition
Contingent consideration, beginning balance	$ 694,230	$ 4,797,717
Change in fair value of contingent consideration	(636,916)	(4,103,487)
Contingent consideration, ending balance	$ 57,314	$ 694,230